Note 22 - Other Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Liabilities [Abstract]
Payroll and social security payable	$ 174,794	$ 175,175
Miscellaneous	28,931	27,651
Other current liabilities	$ 203,725	$ 202,826